Fair Value Measurements - Fair Value Measurements within the Fair Value Hierarchy of Derivative Liabilities Using Level 3 Inputs (Details) - Level 3 - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2023	$ (37)
Change in fair value of derivative liability	(78)	$ (23)
Issuance of note	(13)	(14)
Balance at June 30, 2024	$ (128)	$ (37)